Credit Risk and Concentrations	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Credit Risk and Concentrations

NOTE 15 – Credit Risk and Concentrations

Financial instruments that subject the Company to credit risk consist principally of trade accounts receivable and cash and cash equivalents. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk of its customers, establishes an allowance for credit losses and, consequently, believes that its accounts receivable credit risk exposure beyond such allowances is limited.

The Company maintains cash deposits with financial institutions, which, from time to time, may exceed federally insured limits. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows. Cash is also maintained at foreign financial institutions for its Canadian and Philippines subsidiaries. Cash in foreign financial institutions as of December 31, 2024, was $166 thousand. Cash in foreign financial institutions as of December 31, 2023, was $300 thousand.

The Company has not experienced any losses and believes it is not exposed to any significant credit risk from cash. However, any loss incurred or lack of access to such funds could have a significant impact on the Company’s financial condition, results of operations, and cash flows.

Our top three customers accounted for approximately 24% and 22% of our gross revenue during the years ended December 31, 2024 and the period March 15, 2023 to December 31, 2023 (Successor). One customer accounted for 10% of our gross revenue in 2024, and a separate customer accounted for 12% of our gross revenue in 2023; however, each of these customers may or may not continue to be a significant contributor to revenue in 2023. The loss of a significant amount of business from one of our major customers would materially and adversely affect our results of operations until such time, if ever, as we are able to replace the lost business. Significant customers or projects in any one period may not continue to be significant customers or projects in other periods. To the extent that we are dependent on any single customer, we are subject to the risks faced by that customer to the extent that such risks impede the customer’s ability to stay in business and make timely payments to us.

Furthermore, as of December 31, 2024, the Company had a concentration of credit risk with respect to accounts receivable. Three customers represented a significant portion of the Company’s total outstanding accounts receivable balance. Three customers represented a approximately 82% of the Company’s total outstanding accounts receivable balance.

The Company continually monitors the creditworthiness of its customers and maintains an allowance for doubtful accounts based on historical experience and specific customer information. The Company does not require collateral from its customers. Management does not believe the concentration of credit risk represents a significant risk of loss based on current knowledge and collection history.